Intangible Assets and Liabilities - Summary of Intangible Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Assets:
Gross Carrying Amount	$ 79,950	$ 28,922
Accumulated Amortization	(4,926)	(76)
Net Carrying Amount	75,024	28,846
Liabilities:
Gross Carrying Amount	17,951	4,682
Accumulated Amortization	(1,021)	(10)
Net Carrying Amount	16,930	4,672
In-place leases
Assets:
Gross Carrying Amount	69,470	20,763
Accumulated Amortization	(4,146)	(56)
Net Carrying Amount	65,324	20,707
Above-market leases
Assets:
Gross Carrying Amount	9,607	7,286
Accumulated Amortization	(481)	(13)
Net Carrying Amount	9,126	7,273
Assembled workforce
Assets:
Gross Carrying Amount	873	873
Accumulated Amortization	(299)	(7)
Net Carrying Amount	$ 574	$ 866